Treasury Shares	6 Months Ended
Jun. 30, 2020
Treasury Shares [Abstract]
TREASURY SHARES

10. TREASURY SHARES

The general shareholders meeting approved in its extraordinary meeting dated 24 November 2013 the purchase of the Group's own shares up to 15% of the issued shares and to be treated as treasury shares in accordance with the applicable DIFC laws and regulations. Pursuant to the above authorization, 2,350,000 treasury shares were purchased during the year 2019 which were recorded at an amount of USD 5,052,500. Total treasury shares as at 31 December 2019 was USD 20,102,500. During 2020, Treasury shares were eliminated as part of the Business Combination transaction.